Note 43 - Condensed Balance Sheet (Deutsche Bank Parent) (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets [Abstract]
Cash and central bank balances	€ 138,716	€ 88,912
Financial assets at fair value through other comprehensive income	74,931	37,871
Investments in associates	183	283
Total assets	1,270,004	1,049,962
Liabilities and equity [Abstract]
Long-term debt	169,007	119,232
Total liabilities	1,223,819	1,004,653
Total shareholders equity	40,361	40,644
Additional equity components	5,824	4,665
Total equity	46,185	45,309
Total liabilities and equity	1,270,004	1,049,962
Bank subsidiaries [Member]
Assets [Abstract]
Interbank balances (w/o central banks)	13,980	13,979
Central bank funds sold and securities purchased under resale agreements	0	0
Financial assets at fair value through profit or loss	1,533	6,950
Investment in subsidiaries	6,563	14,569
Loans	26,893	36,517
Other assets	1,095	1,666
Liabilities and equity [Abstract]
Deposits	21,470	65,461
Central bank funds purchased, securities sold under repurchase agreements and securities loaned	895	915
Financial liabilities at fair value through profit or loss	2,003	6,653
Other short-term borrowings	37	656
Other liabilities	1,125	1,620
Nonbank subsidiaries [Member]
Assets [Abstract]
Central bank funds sold and securities purchased under resale agreements	29,165	32,015
Financial assets at fair value through profit or loss	1,360	1,869
Investment in subsidiaries	23,229	21,746
Loans	38,095	38,911
Other assets	11,798	10,930
Liabilities and equity [Abstract]
Deposits	15,396	19,093
Central bank funds purchased, securities sold under repurchase agreements and securities loaned	36,566	43,703
Financial liabilities at fair value through profit or loss	559	804
Other short-term borrowings	1,440	1,526
Other liabilities	6,285	6,021
Other subsidiaries [Member]
Assets [Abstract]
Interbank balances (w/o central banks)	4,668	5,560
Central bank funds sold and securities purchased under resale agreements	7,715	8,927
Financial assets at fair value through profit or loss	468,875	460,779
Loans	313,011	166,871
Other assets	108,194	101,608
Liabilities and equity [Abstract]
Deposits	474,012	271,960
Central bank funds purchased, securities sold under repurchase agreements and securities loaned	3,751	3,142
Financial liabilities at fair value through profit or loss	387,389	366,360
Other short-term borrowings	3,313	4,958
Other liabilities	€ 100,571	€ 92,549